Offerings	Mar. 31, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for future issuance under the 2021 Equity Incentive Plan
Amount Registered | shares	5,384,100
Proposed Maximum Offering Price per Unit | $ / shares	0.53
Maximum Aggregate Offering Price	$ 2,853,573
Fee Rate	0.01381%
Amount of Registration Fee	$ 394.08
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of the common stock of Femasys Inc. (the “Registrant”) that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(2)
Represents (i) 2,384,100 additional shares of the Registrant’s common stock that were automatically added to the shares authorized for issuance under the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”) on January 1, 2026, pursuant to an annual “evergreen” increase provision contained in the 2021 Plan and (ii) 3,000,000 additional shares of the Registrant’s common stock that were approved by the Registrant’s stockholders at the Registrant’s annual meeting of stockholders held on June 25, 2025, to increase the number of shares authorized for issuance under the 2021 Plan.

(3)
Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $0.53 was computed by averaging the high and low prices of a share of the Registrant’s common stock as reported on The Nasdaq Capital Market on March 24, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for future issuance under the Employee Stock Purchase Plan
Amount Registered | shares	596,025
Proposed Maximum Offering Price per Unit | $ / shares	0.45
Maximum Aggregate Offering Price	$ 268,211.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 37.04
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of the common stock of Femasys Inc. (the “Registrant”) that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(4)
Represents 596,025 additional shares of the Registrant’s common stock that were automatically added to the shares authorized for issuance under the Registrant’s Employee Stock Purchase Plan (the “ESPP”) on January 1, 2026, pursuant to an annual “evergreen” increase provision contained in the ESPP.

(5)
Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is equal to 85% of $0.53, or $0.45, which was computed by averaging the high and low prices of a share of the Registrant’s common stock as reported on The Nasdaq Capital Market on March 24, 2026. Under the ESPP, the purchase price of a share of common stock is equal to 85% of the fair market value of the Registrant’s common stock on the offering date or the purchase date, whichever is less.